VIA EDGAR

July 25, 2016

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Government Money Market Fund

  File Nos. 033-31205 and 811-05904

Elfun Tax-Exempt Income Fund

  File Nos. 002-58407 and 811-02735

Elfun Income Fund

  File Nos. 002-83041 and 811-03715

Elfun Diversified Fund

  File Nos. 033-17093 and 811-05324

Elfun International Equity Fund

  File Nos. 033-15071 and 811-05216

Elfun Trusts

  File Nos. 002-21301 and 811-00483

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated July 1, 2016 for the Elfun Government Money Market Fund, the Elfun Tax-Exempt Income Fund, the Elfun Income Fund, the Elfun Diversified Fund, the Elfun International Equity Fund and the Elfun Trusts (Accession No. 0001193125-16-640110).

If you should have any questions concerning this matter, please feel free to telephone me at (617) 664-7037.

Sincerely yours,

/s/ Joshua A. Weinberg

Joshua A. Weinberg

Vice President

SSGA Funds Management, Inc.

cc: Ropes & Gray LLP

SSGA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111